Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012060
Shareholder Report [Line Items]
Fund Name	iShares Dow Jones U.S. ETF
Trading Symbol	IYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$11	0.20%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
13.76%	37.86%	14.58%	12.38%
S&P Total Market Index...
13.84	37.99	14.51	12.37
Dow Jones U.S. Index™...
13.87	38.10	14.79	12.58

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,211,565,744
Holdings Count | Holding	1,030
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,211,565,744
Number of Portfolio Holdings...
1,030
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.5%
Financials...
13.8
Health Care...
11.0
Consumer Discretionary...
10.2
Industrials...
9.4
Communication Services...
8.7
Consumer Staples...
5.5
Energy...
3.4
Real Estate...
2.5
Materials...
2.5
Utilities...
2.5

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.5%
NVIDIA Corp...
6.2
Microsoft Corp...
5.7
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.3
Alphabet, Inc., Class A...
1.9
Alphabet, Inc., Class C, NVS...
1.6
Berkshire Hathaway, Inc., Class B...
1.6
Broadcom, Inc...
1.5
Tesla, Inc...
1.3

C000038163
Shareholder Report [Line Items]
Fund Name	iShares MSCI KLD 400 Social ETF
Trading Symbol	DSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI KLD 400 Social ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI KLD 400 Social ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
12.70%	37.85%	15.24%	12.69%
MSCI USA Index...
14.11	38.40	15.27	12.95
MSCI KLD 400 Social Index...
12.84	38.07	15.50	13.06

The Fund has added the MSCI USA Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,696,097,626
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,696,097,626
Number of Portfolio Holdings...
405
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.7%
Financials...
12.3
Health Care...
9.1
Industrials...
9.0
Consumer Discretionary...
9.0
Communication Services...
8.8
Consumer Staples...
5.9
Real Estate...
3.0
Materials...
2.8
Energy...
1.4
Utilities...
1.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
12.4%
Microsoft Corp...
10.9
Alphabet, Inc., Class A...
3.8
Alphabet, Inc., Class C, NVS...
3.3
Tesla, Inc...
2.7
Visa, Inc., Class A...
1.7
Mastercard, Inc., Class A...
1.6
Home Depot, Inc. (The)...
1.5
Procter & Gamble Co. (The)...
1.5
AbbVie, Inc...
1.4

C000012199
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA ESG Select ETF
Trading Symbol	SUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA ESG Select ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA ESG Select ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
13.75%	37.84%	14.97%	12.55%
MSCI USA Index...
14.11	38.40	15.27	12.95
MSCI USA Extended ESG Select Index...
13.90	38.10	15.25	12.93

The Fund has added the MSCI USA Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,650,515,736
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,650,515,736
Number of Portfolio Holdings...
178
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.0%
Industrials...
11.9
Health Care...
11.5
Financials...
10.2
Consumer Staples...
8.4
Consumer Discretionary...
7.1
Communication Services...
6.2
Energy...
3.9
Materials...
3.4
Real Estate...
2.6
Utilities...
0.8

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
5.1%
Apple, Inc...
4.9
Microsoft Corp...
4.7
Alphabet, Inc., Class A...
2.0
Alphabet, Inc., Class C, NVS...
1.9
Coca-Cola Co. (The)...
1.8
Home Depot, Inc. (The)...
1.7
Broadcom, Inc...
1.7
Eli Lilly & Co...
1.5
Kellanova...
1.4

C000012048
Shareholder Report [Line Items]
Fund Name	iShares U.S. Basic Materials ETF
Trading Symbol	IYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
3.96%	20.93%	11.56%	7.57%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Basic Materials RIC 22.5/45 Capped Index...
4.15	21.39	11.99	7.99

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 567,474,517
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$567,474,517
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
59.0%
Metals & Mining...
28.2
Containers & Packaging...
5.7
Trading Companies & Distributors...
4.1
Machinery...
2.2
Aerospace & Defense...
0.8

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
21.3%
Air Products and Chemicals, Inc...
8.2
Freeport-McMoRan, Inc...
7.6
Ecolab, Inc...
7.3
Fastenal Co...
4.1
Newmont Corp...
3.9
Nucor Corp...
3.4
Steel Dynamics, Inc...
3.2
International Paper Co...
3.1
International Flavors & Fragrances, Inc...
3.0

C000012050
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Discretionary ETF
Trading Symbol	IYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
12.60%	35.79%	10.40%	11.48%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index...
12.80	36.28	10.81	11.93

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,024,354,022
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,024,354,022
Number of Portfolio Holdings...
179
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
32.5%
Consumer Services...
19.1
Media & Entertainment...
13.6
Automobiles & Components...
10.5
Consumer Staples Distribution & Retail...
10.3
Consumer Durables & Apparel...
7.9
Transportation...
4.4
Commercial & Professional Services...
1.2
Household & Personal Products...
0.4
Capital Goods...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
14.5%
Tesla, Inc...
7.9
Home Depot, Inc. (The)...
4.4
Netflix, Inc...
4.3
Walmart, Inc...
4.2
Costco Wholesale Corp...
4.2
McDonald's Corp...
3.6
Walt Disney Co. (The)...
3.0
Booking Holdings, Inc...
2.7
Lowe's Companies, Inc...
2.6

C000012194
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Staples ETF
Trading Symbol	IYK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
3.50%	14.59%	12.45%	9.62%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index...
3.70	15.03	12.91	10.07

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,307,826,155
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,307,826,155
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
57.3%
Household & Personal Products...
26.4
Health Care Equipment & Services...
8.1
Consumer Staples Distribution & Retail...
6.2
Materials...
2.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
15.9%
Coca-Cola Co. (The)...
10.5
PepsiCo, Inc...
9.5
Philip Morris International, Inc...
8.7
Altria Group, Inc...
4.4
Mondelez International, Inc., Class A...
4.3
Colgate-Palmolive Co...
3.6
CVS Health Corp...
3.3
McKesson Corp...
3.1
Kimberly-Clark Corp...
2.1

C000012051
Shareholder Report [Line Items]
Fund Name	iShares U.S. Energy ETF
Trading Symbol	IYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
(3.32)%	7.01%	13.22%	2.90%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Energy RIC 22.5/45 Capped Index...
(3.13)	7.43	13.67	3.30

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,246,930,127
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,246,930,127
Number of Portfolio Holdings...
45
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
89.9%
Energy Equipment & Services...
8.3
Semiconductors & Semiconductor Equipment...
1.8

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
22.7%
Chevron Corp...
14.9
ConocoPhillips...
7.4
EOG Resources, Inc...
4.1
Williams Companies, Inc. (The)...
3.7
Schlumberger N.V...
3.3
ONEOK, Inc...
3.3
Marathon Petroleum Corp...
3.0
Phillips 66...
3.0
Kinder Morgan, Inc., Class P...
2.8

C000012052
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financial Services ETF
Trading Symbol	IYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
16.80%	50.49%	11.38%	11.38%
S&P Total Market Index...
13.84	37.99	14.51	12.37
Dow Jones U.S. Financial Services Index™...
17.01	51.08	11.81	11.83

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,473,614,680
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,473,614,680
Number of Portfolio Holdings...
105
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
68.5%
Banks...
31.5

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
14.5%
JPMorgan Chase & Co...
11.1
Visa, Inc., Class A...
8.5
Mastercard, Inc., Class A...
7.2
Bank of America Corp...
5.0
Wells Fargo & Co...
3.9
Goldman Sachs Group, Inc. (The)...
2.9
S&P Global, Inc...
2.7
American Express Co...
2.7
Morgan Stanley...
2.5

C000012053
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financials ETF
Trading Symbol	IYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
17.91%	49.38%	12.17%	11.29%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index...
18.13	49.99	12.63	11.74

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,278,651,286
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,278,651,286
Number of Portfolio Holdings...
141
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
47.4%
Banks...
30.5
Insurance...
21.7
Commercial & Professional Services...
0.4

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.1%
JPMorgan Chase & Co...
9.6
Bank of America Corp...
4.5
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.0
S&P Global, Inc...
2.7
BlackRock, Inc...
2.6
Progressive Corp. (The)...
2.6
Morgan Stanley...
2.4
Citigroup, Inc...
2.2

C000012054
Shareholder Report [Line Items]
Fund Name	iShares U.S. Healthcare ETF
Trading Symbol	IYH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
6.18%	20.77%	10.69%	9.62%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Health Care RIC 22.5/45 Capped Index...
6.37	21.22	11.12	10.05

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,305,990,724
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,305,990,724
Number of Portfolio Holdings...
110
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
30.9%
Health Care Equipment & Supplies...
21.1
Biotechnology...
18.9
Health Care Providers & Services...
17.6
Life Sciences Tools & Services...
10.8
Health Care Technology...
0.7

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
11.9%
UnitedHealth Group, Inc...
9.3
Johnson & Johnson...
6.9
AbbVie, Inc...
6.5
Merck & Co., Inc...
4.6
Thermo Fisher Scientific, Inc...
3.7
Abbott Laboratories...
3.5
Intuitive Surgical, Inc...
3.2
Amgen, Inc...
3.1
Pfizer, Inc...
2.9

C000012055
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industrials ETF
Trading Symbol	IYJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
11.31%	38.22%	11.86%	11.16%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index...
11.52	38.75	12.30	11.63

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,537,927,026
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,537,927,026
Number of Portfolio Holdings...
193
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
48.4%
Financial Services...
22.3
Transportation...
8.6
Materials...
7.5
Commercial & Professional Services...
6.7
Software & Services...
4.0
Technology Hardware & Equipment...
1.6
Consumer Durables & Apparel...
0.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.4
Semiconductors & Semiconductor Equipment...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
6.9%
Mastercard, Inc., Class A...
6.2
Accenture PLC, Class A...
3.2
General Electric Co...
2.8
Caterpillar, Inc...
2.8
RTX Corp...
2.4
American Express Co...
2.3
Union Pacific Corp...
2.1
Honeywell International, Inc...
2.0
Eaton Corp. PLC...
2.0

C000012059
Shareholder Report [Line Items]
Fund Name	iShares U.S. Technology ETF
Trading Symbol	IYW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
17.78%	45.86%	23.85%	20.39%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Technology RIC 22.5/45 Capped Index...
18.03	46.28	24.31	20.89

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 18,536,634,853
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$18,536,634,853
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
34.1%
Semiconductors & Semiconductor Equipment...
31.7
Technology Hardware, Storage & Peripherals...
17.0
Interactive Media & Services...
9.3
IT Services...
4.1
Electronic Equipment, Instruments & Components...
1.6
Professional Services...
1.0
Hotels, Restaurants & Leisure...
0.5
Electrical Equipment...
0.4
Communications Equipment...
0.1
OtherFootnote Reference(b)...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
15.5%
NVIDIA Corp...
14.8
Microsoft Corp...
14.3
Meta Platforms, Inc., Class A...
4.1
Broadcom, Inc...
3.4
Alphabet, Inc., Class A...
2.7
Salesforce, Inc...
2.4
Oracle Corp...
2.3
Alphabet, Inc., Class C, NVS...
2.2
Advanced Micro Devices, Inc...
2.1

C000012061
Shareholder Report [Line Items]
Fund Name	iShares U.S. Transportation ETF
Trading Symbol	IYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
8.35%	28.72%	9.29%	7.10%
S&P Total Market Index...
13.84	37.99	14.51	12.37
S&P Transportation Select Industry FMC Capped Index...
8.57	29.23	10.30	7.73

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 647,757,785
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$647,757,785
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
61.1%
Air Freight & Logistics...
19.6
Passenger Airlines...
17.2
Marine Transportation...
2.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Uber Technologies, Inc...
17.4%
Union Pacific Corp...
16.3
United Parcel Service, Inc., Class B...
8.6
Delta Air Lines, Inc...
5.5
Old Dominion Freight Line, Inc...
4.5
United Airlines Holdings, Inc...
4.4
CSX Corp...
4.3
Norfolk Southern Corp...
4.2
FedEx Corp...
4.1
Southwest Airlines Co...
3.1

C000012062
Shareholder Report [Line Items]
Fund Name	iShares U.S. Utilities ETF
Trading Symbol	IDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
19.47%	38.93%	7.43%	9.01%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Utilities RIC 22.5/45 Capped Index...
19.71	39.49	7.84	9.46

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,456,367,908
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,456,367,908
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
58.0%
Multi-Utilities...
22.5
Commercial Services & Supplies...
10.3
Independent Power and Renewable Electricity Producers...
4.4
Water Utilities...
2.6
Gas Utilities...
2.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
11.6%
Southern Co. (The)...
7.1
Duke Energy Corp...
6.3
Waste Management, Inc...
6.2
Constellation Energy Corp...
5.9
Sempra...
3.8
American Electric Power Co., Inc...
3.7
Dominion Energy, Inc...
3.5
Public Service Enterprise Group, Inc...
3.2
PG&E Corp...
3.1